Profit sharing and rebates (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Profit Sharing and Rebates

	2018	2017	2016
Surplus interest bonuses	2	2	4
Profit appropriated to policyholders	21	21	45
Total	23	23	49